Biological assets - Measurement of the premises adopted (Details) - ha	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare)	1,268,890,000	1,243,191,000
Average Annual Growth Volume Per Hectare Per Year	36,800	37,620
Average gross sale price of eucalyptus	103,360	101,380
Label Role Discount rate post-tax	8.40%	8.80%
Mature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare)	183,841,000	191,737,000
Immature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare)	1,085,049,000	1,051,454,000